Acquisition (Details) (CNY) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 29, 2013	Dec. 31, 2013	Mar. 08, 2012
Hebei Ningjin Songgong Semiconductor Co., Ltd. ("Ningjin Songgong")
Acquisition of Hebei Ningjin Songgong
Fair value amount of equity interest in subsidiary to be transferred by supplier			247,000
Third party individuals | Hebei Ningjin Songgong Semiconductor Co., Ltd. ("Ningjin Songgong")
Acquisition of Hebei Ningjin Songgong
Ownership percentage held			2.30%
Mr. Baofang Jin | Hebei Ningjin Songgong Semiconductor Co., Ltd. ("Ningjin Songgong")
Acquisition of Hebei Ningjin Songgong
Ownership percentage held			32.70%
M.SETEK
Acquisition of Hebei Ningjin Songgong
Portion of prepayment to be repaid by supplier in supply of inventory			128,687
M.SETEK | Hebei Ningjin Songgong Semiconductor Co., Ltd. ("Ningjin Songgong")
Acquisition of Hebei Ningjin Songgong
Ownership percentage held			65.00%
Portion of prepayment to be repaid by supplier in cash			69,500
Impairment of allowance for advance to third party suppliers		96,517
Ownership percentage transferred	65.00%
Total consideration received by supplier on transfer of equity interest	150,483